LOANS AND BORROWINGS - Particulars of secured long-term loans and borrowings (Details) ¥ in Thousands, $ in Thousands	Dec. 31, 2021 USD ($)	Dec. 31, 2021 CNY (¥)
Secured long-term loans and borrowings
Early repayment if STT GDC PTe. Ltd. ceases to own and control, the percentage of equity interest in the Company	25.00%	25.00%
Financial covenants, fails to repay any financial indebtedness in an aggregate amount	$ 4,500	¥ 50,000
The Company and GDS Investment
Secured long-term loans and borrowings
Early repayment requirement, cease control of certain affiliate, percentage	100.00%	100.00%
Management Holdco
Secured long-term loans and borrowings
Early repayment requirement, cease control of certain affiliate, percentage	100.00%	100.00%
GDS Beijing, GDS Suzhou, and Relevant Borrowing Subsidiaries
Secured long-term loans and borrowings
Early repayment if cease to own and control percentage of the equity interest in the borrowing subsidiaries	100.00%	100.00%